Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of other current assets
	December 31,
	2021	2020

Government institutions	$100	$128
Deposits at the Chamber of Commerce	54	--
Deferred offering expenses	56	--
Deferred expenses	197	--
Prepaid expenses	13	9
Other	52	36
	472	173